Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 171,068		$ 171,068		$ 135,793	$ 101,289
Gross carrying amount [member] | Internally Generated Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	113,407		113,407		94,520	60,255
Gross carrying amount [member] | Acquired Intangible Asset
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	41,273		41,273		41,273	41,034
Gross carrying amount [member] | Acquired in a Business Combination Intangible Asset
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	16,388		16,388
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(76,218)		(76,218)		(61,828)	(37,971)
Accumulated depreciation and amortisation [member] | Internally Generated Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(62,675)		(62,675)		(50,883)	(30,096)
Accumulated depreciation and amortisation [member] | Acquired Intangible Asset
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(12,960)		(12,960)		(10,945)	(7,875)
Intangible assets other than goodwill	94,850		94,850		73,965	63,318
Additions other than through business combinations, intangible assets other than goodwill			35,275		34,504
Amortisation, intangible assets other than goodwill	(7,328)	$ (5,055)	(14,390)	$ (9,639)	(23,857)
Wages and salaries			18,887		34,265
Acquisitions through business combinations, intangible assets and goodwill			16,388
Internally Generated Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	50,732		50,732		43,637	30,159
Amortisation, intangible assets other than goodwill			(11,792)		(20,787)
Acquired Intangible Asset
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	28,313		28,313		30,328	$ 33,159
Additions other than through business combinations, intangible assets other than goodwill			0		239
Amortisation, intangible assets other than goodwill			(2,015)		$ (3,070)
Acquired Intangible Asset Amortisation
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill			(583)
Acquired in a Business Combination Intangible Asset
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 15,805		$ 15,805